Cover	Jan. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2022
Entity File Number	000-25668
Entity Registrant Name	GLOBAL TECHNOLOGIES, LTD
Entity Central Index Key	0000932021
Entity Tax Identification Number	86-0970492
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	501 1st Ave N.,
Entity Address, Address Line Two	Suite 901
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	44701
City Area Code	(727)
Local Phone Number	482-1505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	GTLL